Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
(Loss) Income Before Income Tax Expense by Jurisdiction
The following table summarizes the (loss) income before income tax expense by jurisdiction for the periods indicated:

	Year Ended December 31,
	2023	2022	2021
Domestic	$(338,942)	$(84,113)	$(65,940)
Foreign	126	162	280

Loss before income tax expense	$(338,816)	$(83,951)	$(65,660)

Effective Income Tax Rate Reconciliation	The difference between the Company’s provision for income taxes and the amounts computed by applying the statutory federal income tax rate to income before income taxes is as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Tax provision derived by applying the federal statutory rate to income before income taxes	$(71,151)	$(17,630)	$(13,789)
Loss on forward contract valuation	17,541	—	—
Acquired IPR&D	27,340	—	—
Loss on CVR revaluation	3,987	—	—
Other permanent differences	4,472	1,042	1,002
Federal tax credits	(1)	(3,559)	(3,815)
State tax credits	—	(640)	(152)
Effect of tax rate on foreign jurisdiction	(53)	42	(5)
Change in the valuation allowance	17,839	20,609	16,900

Income tax (benefit) expense	$(26)	$(136)	$141

Components of Deferred Tax Assets and Liabilities
The components of the deferred tax assets and liabilities consist of the following (in thousands):

	December 31,
	2023	2022
Deferred tax assets
Net operating loss carryforward	$74,454	$68,917
Capitalized 174 R&D costs	22,532	11,097
Intangible assets	47	52
Deferred revenue	—	566
Accrued expense	579	668
Stock-based compensation	4,246	3,293
Federal tax credits	21,914	21,914
State tax credits	1,631	1,631
Other	88	190

Total deferred tax assets	125,491	108,328
Deferred tax liabilities
Depreciable assets	—	(676)

Total deferred tax liabilities	—	(676)
Less: Valuation allowance	(125,491)	(107,652)

Deferred tax assets, net	$—	$—